Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (EUR €)		12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 1.88 [Member]	Dec. 31, 2013 1.88 [Member]	Dec. 31, 2013 2.38 [Member]	Dec. 31, 2013 2.60 [Member]	Dec. 31, 2013 3.99 [Member]	Dec. 31, 2013 1.91 [Member]	Dec. 31, 2012 1.91 [Member]	Dec. 31, 2013 1.88 to 3.99 [Member]
Outstanding options - Number				174,100	124,000	416,838	500,000		1,310,850
Outstanding options - Weighted average remaining contractual life		6 years 6 months		6 years 6 months	0 years 2 months 12 days	3 years 9 months 18 days	9 years		6 years
Outstanding options - Weighted average exercise price	€ 1.88			€ 2.38	€ 2.60	€ 3.99		€ 1.91	€ 2.70
Exercisable options - Number	71,934			130,575	124,000	416,838			743,347
Exercisable options - Weighted average exercise price	€ 1.88		€ 95,912	€ 2.38	€ 2.60	€ 3.99			€ 3.27